SHAREOWNER'S EQUITY	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
SHAREOWNER'S EQUITY

16. SHAREOWNER’S EQUITY

PLC owns all of the 2,000 shares of non-voting preferred stock issued by the Company’s subsidiary, PLAIC. The stock pays, when and if declared, noncumulative participating dividends to the extent PLAIC’s statutory earnings for the immediately preceding fiscal year exceeded $1 million. In 2021, 2020, and 2019, PLAIC paid no dividends to PLC on its preferred stock.